RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	$ 2,237,422	$ 1,771,727	$ 1,755,947
Net (loss) income	(151,988)	(46,362)	109,555
Dividends	(161,824)	(155,996)	(108,976)
Exercise of share options	225	1,338	608
Grant of share options	6,358	1,619	500
Net proceeds from issuance of shares		660,947
Forfeiture of share options	(2,521)
Cancellation of share options	786
Transfer of additional paid-in capital	1,579
Other comprehensive income (loss)	(1,589)	4,149	14,093
Treasury shares	(12,269)
Balance at end of the period	1,916,179	2,237,422	1,771,727
As Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	2,282,507
Net (loss) income	(178,501)	(41,466)	135,713
Other comprehensive income (loss)	(42,001)	11,928	11,973
Balance at end of the period	1,894,339	2,282,507
Adjustment
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	(45,085)
Net (loss) income	26,513	(4,896)	(26,158)
Other comprehensive income (loss)	40,412	(7,779)	2,120
Balance at end of the period	21,840	(45,085)
Share Capital
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	93,415	80,580	80,504
Exercise of share options	132	185	76
Net proceeds from issuance of shares		12,650
Balance at end of the period	93,547	93,415	80,580
Treasury Shares
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	0	0	0
Treasury shares	(12,269)
Balance at end of the period	(12,269)	0	0
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	1,307,087	656,018	654,042
Exercise of share options	93	1,153	1,476
Grant of share options	6,358	1,619	500
Net proceeds from issuance of shares		648,297
Forfeiture of share options	(2,521)
Cancellation of share options	786
Transfer of additional paid-in capital	6,003
Balance at end of the period	1,317,806	1,307,087	656,018
Contributed Surplus
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	200,000	200,000	200,000
Balance at end of the period	200,000	200,000	200,000
Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	(6,579)	(10,728)	(24,821)
Transfer of additional paid-in capital	(4,424)
Other comprehensive income (loss)	(1,589)	4,149	14,093
Balance at end of the period	(12,592)	(6,579)	(10,728)
Accumulated Other Comprehensive Loss | As Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	5,171	(6,757)	(18,730)
Transfer of additional paid-in capital	(4,424)
Other comprehensive income (loss)	(42,001)	11,928	11,973
Balance at end of the period	(41,254)	5,171	(6,757)
Accumulated Other Comprehensive Loss | Adjustment
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	(11,750)	(3,971)	(6,091)
Other comprehensive income (loss)	40,412	(7,779)	2,120
Balance at end of the period	28,662	(11,750)	(3,971)
Accumulated Earnings
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	641,844	845,857	846,222
Net (loss) income	(171,146)	(48,017)	109,555
Dividends	(161,824)	(155,996)	(108,976)
Exercise of share options			(944)
Balance at end of the period	308,874	641,844	845,857
Accumulated Earnings | As Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	675,179	874,296	848,503
Net (loss) income	(197,659)	(43,121)	135,713
Dividends	(161,824)	(155,996)	(108,976)
Exercise of share options			(944)
Balance at end of the period	315,696	675,179	874,296
Accumulated Earnings | Adjustment
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	(33,334)	(28,439)	(2,281)
Net (loss) income	26,513	(4,896)	(26,158)
Balance at end of the period	(6,822)	(33,334)	(28,439)
Non-controlling Interest
Increase (Decrease) in Stockholders' Equity
Balance at beginning of the period	1,655	0	0
Net (loss) income	19,158	1,655
Balance at end of the period	$ 20,813	$ 1,655	$ 0